Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	Nov. 26, 2024	Oct. 31, 2024	Oct. 09, 2024	Oct. 07, 2024
Subsequent Event [Member]
Subsequent Events [Line Items]
Adopted a share incentive plan				220,000
Pre-split shares				3,300,000
Shares of stock, par value (in Dollars per share)				$ 0.00003
Purchase price of pre-split shares (in Dollars per share)			$ 0.5	$ 0.000002
Warrants			666,667
Purchase price (in Dollars per share)			$ 7.5
Net proceeds (in Dollars)		$ 2,420
Subsequent Event [Member] | Warrants [Member]
Subsequent Events [Line Items]
Pre-split shares			10,000,000
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Adopted a share incentive plan		220,000
Pre-split shares		3,300,000	5,000,000
Shares sold			333,333
Forecast [Member]
Subsequent Events [Line Items]
Reverse split	15-to-1